CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Revenue	$ 0	$ 0
Cost of revenue	0	0
Gross profit	0	0
Operating expenses
Research and development	189,709	260,928
Depreciation and amortization	63,427	69,793
Compensation, directors and officers	336,970	226,468
General and administration expenses	635,977	114,036
Total operating expenses	1,226,083	671,225
Loss from operations	(1,226,083)	(671,225)
Other income (expense)
Interest expense, net of interest income	(77,262)	(110,205)
Total Other income (expense)	(77,262)	(110,205)
Loss from operations before income taxes	(1,303,345)	(781,430)
Provision for income taxes	0	0
Net loss	(1,303,345)	(781,430)
Other comprehensive (loss) income
Foreign currency translation	156,409	(81,838)
Comprehensive loss	$ (1,146,936)	$ (863,268)
Basic and Diluted:
Basic	$ (0.564)	$ (0.026)
Diluted	$ (0.564)	$ (0.026)
Weighted average number of shares used in computing basic and diluted net loss per share:
Basic	2,310,735	29,678,947
Diluted	3,059,843	29,678,947